SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutions			$ 62	$ 3
Other Prepaid Expense, Current	[1]		539	6
Other current assets		$ 129	$ 601	$ 9

[1]	Including inter alia deferred charged related to receivables financing facility and deferred charged related to equity line (see also Note 7 and Note 15B14, respectively).